Intangible Assets (Details) - Schedule of intangible assets, net - USD ($)	Oct. 31, 2022	Oct. 31, 2021
At Cost:
Financial software	$ 17,710	$ 17,196
Domain name	2,643	3,068
Total cost, net	17,711	20,264
Less: Accumulated Amortization	5,318	2,211
Total, net	$ 12,393	$ 18,053